Commitments (Details)								1 Months Ended						3 Months Ended				12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 30, 2020	Aug. 26, 2020 USD ($)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Mar. 20, 2019	Aug. 28, 2019 USD ($)	Aug. 28, 2019 CNY (¥)	Jul. 30, 2019 USD ($)	Jul. 30, 2019 CNY (¥)	Mar. 20, 2019 USD ($)	Mar. 20, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jul. 30, 2019 USD ($)	Jul. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Aug. 26, 2020 CNY (¥)
Commitments (Details) [Line Items]
Monthly rent	$ (29,651)	¥ 209,911						$ (2,045)	¥ 14,500
Lease maturity , description			In August 2020, the Company entered into a lease for an office in Shenzhen City, China for three years from August 8, 2020 through August 7, 2023, with a monthly rent of RMB 209,911 ($29,651) for the first year.	On August 26, 2020, Tianjin Information entered into a lease for the office in Hangzhou City, China from September 11, 2020 to October 5, 2022.						Pursuant to the lease, the delivery date of the property was August 8, 2019 but the lease term started on October 8, 2019 and expires on October 7, 2022, and has a monthly rent of RMB 207,269 without value added tax (“VAT”) (or $29,250).	Pursuant to the lease, the delivery date of the property was August 8, 2019 but the lease term started on October 8, 2019 and expires on October 7, 2022, and has a monthly rent of RMB 207,269 without value added tax (“VAT”) (or $29,250).
Increase in rent percentage	3.00%	3.00%
Annual rent first year				$ 207,000															¥ 1,383,970
Annual rent second year				202,800															1,425,909
Security Deposit				$ (16,400)															¥ 115,311
Operating lease agreement, description								The lease has a term of two years with expiration date on August 31, 2021, the monthly rent is RMB 14,500 ($2,045), payable every six months in advance.	The lease has a term of two years with expiration date on August 31, 2021, the monthly rent is RMB 14,500 ($2,045), payable every six months in advance.
Operating Leases, Rent Expense																		$ 61,864
Operating Lease Agreement [Member]
Commitments (Details) [Line Items]
Renewed term							On March 20, 2019, the Company entered into the one-year operating lease for senior management’s dormitory.
Monthly rent										$ 29,250	¥ 207,269	$ 735	¥ 5,200	$ 96,000	¥ 677,769	$ 96,000	¥ 677,769
Lease expired												Mar. 22, 2020	Mar. 22, 2020
Description of lease term										the lease term started on October 8, 2019 and expires on October 7, 2022	the lease term started on October 8, 2019 and expires on October 7, 2022
Service Agreements [Member]
Commitments (Details) [Line Items]
Lease maturity , description					Pursuant to the property service agreement, the agreement commenced on August 9, 2019 and will expire on October 8, 2022, and has a quarterly fee of RMB 202,352 (or $29,000).	Pursuant to the property service agreement, the agreement commenced on August 9, 2019 and will expire on October 8, 2022, and has a quarterly fee of RMB 202,352 (or $29,000).
Quarterly fee					$ 29,000	¥ 202,352										29,000	202,352
Rent deposit					$ 29,000	¥ 202,352										$ 29,000	¥ 202,352